Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	PIONEER SERIES TRUST X
Central Index Key	0001174520
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Apr. 01, 2013
Prospectus Date	Apr. 01, 2013